Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Discontinued Operations
Discontinued Operations
NOTE 2 – DISCONTINUED OPERATIONS

We account for closed stores or kiosks as discontinued operations when the operations and cash flows of a store or kiosk being disposed of are eliminated from ongoing operations and we do not have any significant continuing involvement in its operations. In reaching the determination as to whether the cash flows of a store or kiosk will be eliminated from our ongoing operations, we consider whether it is likely that customers will migrate to our other retail locations in the same geographic market.

All of our remaining kiosks located in Sam's Club stores were transitioned to Sam's Club by June 30, 2011. We determined that the cash flows from these kiosks have been eliminated from our ongoing operations. Therefore, these operations were reclassified from the kiosks segment to discontinued operations in the second quarter. The operating results of these kiosks are presented in the consolidated statements of income as discontinued operations, net of income taxes, for all periods presented.

We incurred no significant gain or loss associated with the transition of these kiosks to Sam's Club. We redeployed substantially all of our Sam's Club kiosk employees to nearby RadioShack stores or Target Mobile centers, and we redistributed our Sam's Club kiosk inventory to our remaining retail channels. Net sales and operating revenues related to these discontinued operations were $17.0 million for the second quarter and $62.9 million for the first six months of 2011, compared with $49.1 million and $99.1 million, respectively, for the same periods last year. Income before income taxes for these discontinued operations was $2.4 million for the second quarter and $8.4 million for the first six months of 2011, compared with $5.7 million and $13.6 million, respectively, for the same periods last year. We anticipate that the results of our discontinued operations will be insignificant in future periods.

DISCONTINUED OPERATIONS
NOTE 18 – DISCONTINUED OPERATIONS

We account for closed stores or kiosks as discontinued operations when the operations and cash flows of a store or kiosk being disposed of are eliminated from ongoing operations and we do not have any significant continuing involvement in its operations. In reaching the determination as to whether the cash flows of a store or kiosk will be eliminated from our ongoing operations, we consider whether it is likely that customers will migrate to our other retail locations in the same geographic market.

In February 2009, we signed a contract extension with Sam's Club through March 31, 2011, with a transition period ending June 30, 2011, to continue operating kiosks in certain Sam's Club locations. As of December 31, 2010, we operated 417 of these kiosks. All of these kiosks were transitioned to Sam's Club by June 30, 2011. We determined that the cash flows from these kiosks have been eliminated from our ongoing operations. Therefore, these operations were classified as discontinued operations and the operating results of these kiosks are presented in the consolidated statements of income as discontinued operations, net of income taxes, for all periods presented.

Net sales and operating revenues related to these discontinued operations were $206.9 million, $202.4 million and $189.7 million for 2010, 2009 and 2008, respectively. Income before income taxes for these discontinued operations was $25.2 million, $13.9 million and $11.1 million for 2010, 2009 and 2008, respectively.